SUBSEQUENT EVENTS	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events

Note 19: Subsequent Events

Management has evaluated subsequent events through December 9, 2021, the date on which the condensed consolidated financial statements were available.

On May 25, 2021, Foresight Acquisition Corp. (“Foresight”), and the Company (“P3”) entered an agreement (the “Merger Agreement”) outlining the terms and conditions of a strategic transaction and merger (the “Transaction”). Based on the terms of the Merger Agreement, the combined company has an estimated post-transaction enterprise value in excess of $2.0 billion. Foresight is a blank check company incorporated for the purpose of effecting a business combination with one or more businesses or entities. The transaction closed on December 3, 2021. As a result, P3 merged with and into Foresight, with P3 treated as the acquired entity. As of December 3, 2021, Foresight ceased to be a shell company and a new combined company became listed on the Nasdaq trading under the name “P3 Health Partners, Inc.” (ticker symbol: PIII).

Note 22: Subsequent Events

Management has evaluated subsequent events through October 6, 2021, the date on which the consolidated financial statements were available to be issued.

On May 25, 2021, Foresight Acquisition Corp. (“Foresight”), and the Company (“P3”) entered an agreement (the “Merger Agreement”) that outlines the terms and conditions of a strategic transaction and merger (the “Transaction”). Based on the terms of the Merger Agreement, the combined company would have an estimated post-transaction enterprise value of $2.3 billion. Foresight is a blank check company incorporated for the purpose of effecting a business combination with one or more businesses or entities. Once the Transaction is executed, Foresight would merge with and into P3, with P3 as the surviving entity. Foresight is required to file a Form S-4 proxy statement on behalf of its stockholders to vote on the proposed Transaction. At the closing of the Transaction, which would be expected to occur in the second half of 2021, Foresight would cease to be a shell company and a new combined company listed on the Nasdaq would be created under the name “P3 Health Partners, Inc.”

On June 11, 2021, the Company’s Class D Unitholders filed a lawsuit against the Company, and other relevant parties, in the Delaware Court of Chancery alleging a breach of contract related to the Company’s operating agreement. The Class D Unitholders are seeking a judgement to enforce an alleged right to purchase additional units of the Company at a predetermined valuation, as outlined in the Company’s operating agreement. The litigation is pending in the Delaware Court of Chancery. The ultimate resolution and outcome of the matter are unknown and uncertain.

On June 28, 2021, P3, Omni IPA Medical Group, Inc., a California professional corporation (“Omni”), Medcore HP, a California corporation (“MHP”), and certain other parties entered into an Asset and Equity Purchase Agreement and Agreement and Plan of Merger (the “Medcore Purchase Agreement”). Pursuant to the terms of the Medcore Purchase Agreement, P3 will acquire the equity interests of MHP, a licensed health plan under the California Knox-Keene Health Care Service Plan Act, for $31.5 million and the assets of Omni, an independent physician association in San Joaquin County, California, for $5 million. The transaction is expected to close after the Foresight merger and is subject to regulatory approval by the California Department of Managed Health Care and other customary closing conditions.

Foresight Acquisition Corp [Member]
Subsequent Events

NOTE 8 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 13. SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify subsequent events that would have required recognition or disclosure in the condensed financial statements.